Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with related parties

3.Transactions with Related Parties

(a)Paragon Shipping Inc. (“Paragon”): Box Ships Inc. was formed by Paragon on May 19, 2010, to specialize in the container shipping industry. Paragon paid on behalf of the Company the pre-offering costs relating to the listing of the Company’s shares on NYSE in April 2011 and other minor operating expenses relating to the sale of Box Voyager, Box Trader and CMA CGM Kingfish to the Company. All amounts due to Paragon were fully repaid in July 2012. As of December 31, 2012 and June 30, 2013, Paragon had 16.4% and 13.8% interest in Box Ships Inc., respectively. In addition, in 2011, Paragon granted the Company an unsecured loan (Note 6). Interest charged on the loan, during the six months ended June 30, 2012 and 2013, amounted to $341,096 and $316,326, respectively. In March 2013, the Company agreed to amend the terms of the unsecured loan agreement with Paragon Shipping (Note 6). In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs – related party.

(b)Granitis Glyfada Real Estate Ltd. (“Granitis”) - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The monthly rental was €1,000 plus 3.6% tax. The term of the lease was for 1 year beginning on June 1, 2012 and expired on May 31, 2013. In June 2013, the rental agreement was extended for 1 year at a monthly rental of €1,500 (or $1,961 using an exchange rate of $1.3071:€1.00, the U.S. dollar/Euro exchange rate as of June 28, 2013, according to Bloomberg) plus 3.6% tax, resulting in a commitment of approximately $22,344 as of June 30, 2013, based on a $/€ exchange rate as of June 28, 2013 of $1.3071:€1.00. Upon expiration and in case of renewal, the rental will be adjusted annually for inflation increases. Rent expense under this lease amounted to $4,709 and $8,810 for the six months ended June 30, 2012 and 2013, respectively, and is included in General and administrative expenses – related party.

(c)Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements have an initial term of five years and automatically extend for successive five year terms, unless, in each case, at least three months' advance notice of termination is given by either party. In addition, the management agreements may be terminated by either party for cause, as set forth in the management agreements, on at least 30 days’ advance written notice. The management agreements provide for the following:

(i) Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”).

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, is payable to Allseas.

(iii) Management Fees – A fixed monthly technical management fee of €634.88 per vessel per day was payable by the Company to Allseas, adjusted on June 1, 2013 to €643.77 per vessel per day, which will be adjusted annually in accordance with the official Eurozone inflation rate.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – A fee of €500 per day is payable to Allseas for each day in excess of 5 days per calendar year for which a Superintendent performs on site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for Company’s operating expenses is included in Due from related parties.

B. Administrative Services Agreement: The Company entered into an administrative service agreement with Allseas on April 19, 2011. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our board of directors. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. In connection with the provision of services under the agreement, Allseas is entitled to an executive services fee of $2,200,000 per annum payable in twelve monthly installments effective from January 1, 2013. The executive services fee shall be reviewed annually or occasionally by the Company’s Board of Directors. In addition, Allseas is entitled to incentive compensation, at the discretion of the Company’s Board of Directors.

D. Accounting Agreement: On September 12, 2012, the Company entered into an accounting agreement with Allseas, effective from September 1, 2012, pursuant to which Allseas provides financial, accounting and financial reporting services. The agreement has an initial term of one year and automatically renews for successive one-year term unless terminated earlier. In connection with the provision of financial and accounting services under the agreement, Allseas is entitled to a financial and accounting services fee of €250,000 per annum, paid quarterly in arrears. In connection with the provision of the financial reporting services under the agreement, Allseas is entitled to a financial reporting fee of $30,000 per vessel per annum, paid quarterly in arrears. The financial and accounting services fee and the financial reporting fee shall be revised by the Company’s Board of Directors.

E. Compensation Agreement: On September 12, 2012, the Company entered into a compensation agreement with Allseas, whereby in the event that Allseas is involuntarily terminated as the manager of its fleet (including the termination by Allseas of the management agreements for cause), it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,921,300 using an exchange rate of $1.3071:€1.00, the U.S. dollar/Euro exchange rate as of June 28, 2013, according to Bloomberg), provided that Allseas will not receive this termination fee in the event that the Company terminates its management agreements with Allseas for cause.

The following amounts charged by Allseas are included in the interim consolidated statements of comprehensive income:

	Six Months Ended June 30,
	2012	2013
A(i) - Charter hire commissions	$398,276	$462,413
A(iii) - Management fees	$1,038,586	$1,360,512
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$110,461	$461,332
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$83,039	$41,094
B - Administrative fees (included in General and administrative expenses – related party)	$17,394	$17,447
C – Executive services fees (included in General and administrative expenses – related party)	$900,000	$1,100,000
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$295,897

In addition to the above, during the six months ended June 30, 2012 and 2013, vessel commissions, pre-delivery services and superintendent fees incurred which were capitalized and included in the cost of the vessels amounted to $333,476 and $0, respectively.

As of December 31, 2012 and June 30, 2013, the amounts due from Allseas were $3,952,972 and $4,184,679, respectively.

(d)Manning Agency Agreements: Each ship-owning company, with the exception of Triton Shipping Limited and Rosetta Navigation Corp. Limited, has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and an one-time recruitment fee of $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the six months ended June 30, 2012 and 2013 amounted to $92,892 and $94,448, respectively, and are included in Vessels operating expenses – related party. As of December 31, 2012 and June 30, 2013, the balances due to Crewcare Inc. amounted to $35,834 and $186,934, respectively, and are included in Due to related parties in the accompanying unaudited interim condensed consolidated balance sheets.

(e)Proplous Navigation S.A. (“Proplous”): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin. Certain costs of $34,458 were paid by the Company and are due from Proplous as of December 31, 2012 and June 30, 2013 and are included in Due from related parties in the accompanying unaudited interim condensed consolidated balance sheets.